Income Tax - Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	May. 31, 2015	May. 31, 2014	May. 31, 2013
Deferred income tax assets:
Basis difference - U.K. business	$ 24,520	$ 96,720
Foreign income tax credit	14,172	11,819
Foreign net operating loss (NOL) carryforward	2,330	6,881
U.S. net operating loss carryforward	6,927	22,074
Share-based compensation expense	7,727	5,916
Other	8,636	6,266
Deferred tax assets, gross	64,312	149,676
Less valuation allowance	(3,823)	(7,199)	$ (28,464)
Net deferred tax asset	60,489	142,477
Deferred income tax liabilities:
Acquired intangible assets	147,239	149,440
Property and equipment	63,957	53,238
Taxes on unremitted earnings and other	4,992	5,470
Foreign currency translation	14,659	26,813
Other	2,069	1,800
Deferred tax liabilities, gross	232,916	236,761
Deferred Tax Liabilities, Net	$ (172,427)	$ (94,284)